Distribution Date:	08/17/26	Benchmark 2021-B29 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-B29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Bond / Collateral Reconciliation - Cash Flows	7		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Balances	8				trustadministrationgroup@computershare.com
Current Mortgage Loan and Property Stratification	9-13		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-16	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 2)	17-19		Executive Vice President - Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Principal Prepayment Detail	20		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Historical Detail	21	Special Servicer	LNR Partners, LLC
Delinquency Loan Detail	22		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Collateral Stratification and Historical Detail	23		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	24	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 2	25	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	26
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	27	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Bond / Collateral Loss Reconciliation Detail	28		Bank, N.A.
Interest Shortfall Detail - Collateral Level	29		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Supplemental Notes	30		9062 Old Annapolis Road | Columbia, MD 21045 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163JAA2	0.709700%	20,710,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.10%
A-2	08163JAB0	2.024400%	78,526,000.00	60,412,897.39	412,851.56	101,916.56	0.00	0.00	514,768.12	60,000,045.83	25.96%	25.10%
A-3	08163JAC8	2.284000%	177,306,000.00	177,306,000.00	0.00	337,472.42	0.00	0.00	337,472.42	177,306,000.00	25.96%	25.10%
A-4	08163JAD6	2.138000%	149,000,000.00	149,000,000.00	0.00	265,468.33	0.00	0.00	265,468.33	149,000,000.00	25.96%	25.10%
A-5	08163JAE4	2.387900%	295,684,000.00	295,684,000.00	0.00	588,386.52	0.00	0.00	588,386.52	295,684,000.00	25.96%	25.10%
A-SB	08163JAF1	2.205000%	24,171,000.00	24,171,000.00	0.00	44,414.21	0.00	0.00	44,414.21	24,171,000.00	25.96%	25.10%
A-S	08163JAJ3	2.611900%	74,540,000.00	74,540,000.00	0.00	162,242.52	0.00	0.00	162,242.52	74,540,000.00	25.96%	25.10%
B	08163JAK0	2.453400%	51,912,000.00	51,912,000.00	0.00	106,134.08	0.00	0.00	106,134.08	51,912,000.00	21.04%	20.36%
C	08163JAL8	2.751700%	53,242,000.00	53,242,000.00	0.00	122,088.34	0.00	0.00	122,088.34	53,242,000.00	15.99%	15.50%
D	08163JAV6	2.000000%	33,277,000.00	33,277,000.00	0.00	55,461.67	0.00	0.00	55,461.67	33,277,000.00	12.83%	12.46%
E	08163JAX2	2.000000%	27,953,000.00	27,953,000.00	0.00	46,588.33	0.00	0.00	46,588.33	27,953,000.00	10.18%	9.90%
F	08163JAZ7	2.401365%	26,621,000.00	26,621,000.00	0.00	53,272.28	0.00	0.00	53,272.28	26,621,000.00	7.65%	7.47%
G	08163JBB9	2.401365%	10,648,000.00	10,648,000.00	0.00	21,308.11	0.00	0.00	21,308.11	10,648,000.00	6.64%	6.50%
H*	08163JBD5	2.401365%	41,263,977.00	41,263,977.00	0.00	44,436.96	0.00	0.00	44,436.96	41,263,977.00	2.73%	2.73%
RR	08163JBJ2	3.401365%	29,899,402.00	28,809,311.17	11,592.21	80,588.30	0.00	0.00	92,180.51	28,797,718.96	0.00%	0.00%
RR Interest	N/A	3.401365%	26,145,545.00	25,192,314.61	10,136.82	70,470.47	0.00	0.00	80,607.29	25,182,177.79	0.00%	0.00%
S	08163JBM5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163JBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,120,898,924.00	1,080,032,500.17	434,580.59	2,100,249.10	0.00	0.00	2,534,829.69	1,079,597,919.58

X-A	08163JAG9	1.097116%	819,937,000.00	781,113,897.39	0.00	714,144.01	0.00	0.00	714,144.01	780,701,045.83
X-B	08163JAH7	0.796929%	105,154,000.00	105,154,000.00	0.00	69,833.52	0.00	0.00	69,833.52	105,154,000.00
X-D	08163JAM6	1.401365%	61,230,000.00	61,230,000.00	0.00	71,504.65	0.00	0.00	71,504.65	61,230,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	08163JAP9	1.000000%	26,621,000.00	26,621,000.00	0.00	22,184.17	0.00	0.00	22,184.17	26,621,000.00
X-G	08163JAR5	1.000000%	10,648,000.00	10,648,000.00	0.00	8,873.33	0.00	0.00	8,873.33	10,648,000.00
X-H	08163JAT1	1.000000%	41,263,977.00	41,263,977.00	0.00	34,386.65	0.00	0.00	34,386.65	41,263,977.00
Notional SubTotal			1,064,853,977.00	1,026,030,874.39	0.00	920,926.33	0.00	0.00	920,926.33	1,025,618,022.83

Deal Distribution Total					434,580.59	3,021,175.43	0.00	0.00	3,455,756.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163JAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163JAB0	769.33623755	5.25751420	1.29787026	0.00000000	0.00000000	0.00000000	0.00000000	6.55538446	764.07872335
A-3	08163JAC8	1,000.00000000	0.00000000	1.90333333	0.00000000	0.00000000	0.00000000	0.00000000	1.90333333	1,000.00000000
A-4	08163JAD6	1,000.00000000	0.00000000	1.78166664	0.00000000	0.00000000	0.00000000	0.00000000	1.78166664	1,000.00000000
A-5	08163JAE4	1,000.00000000	0.00000000	1.98991667	0.00000000	0.00000000	0.00000000	0.00000000	1.98991667	1,000.00000000
A-SB	08163JAF1	1,000.00000000	0.00000000	1.83749990	0.00000000	0.00000000	0.00000000	0.00000000	1.83749990	1,000.00000000
A-S	08163JAJ3	1,000.00000000	0.00000000	2.17658331	0.00000000	0.00000000	0.00000000	0.00000000	2.17658331	1,000.00000000
B	08163JAK0	1,000.00000000	0.00000000	2.04449992	0.00000000	0.00000000	0.00000000	0.00000000	2.04449992	1,000.00000000
C	08163JAL8	1,000.00000000	0.00000000	2.29308328	0.00000000	0.00000000	0.00000000	0.00000000	2.29308328	1,000.00000000
D	08163JAV6	1,000.00000000	0.00000000	1.66666677	0.00000000	0.00000000	0.00000000	0.00000000	1.66666677	1,000.00000000
E	08163JAX2	1,000.00000000	0.00000000	1.66666655	0.00000000	0.00000000	0.00000000	0.00000000	1.66666655	1,000.00000000
F	08163JAZ7	1,000.00000000	0.00000000	2.00113745	0.00000000	0.00000000	0.00000000	0.00000000	2.00113745	1,000.00000000
G	08163JBB9	1,000.00000000	0.00000000	2.00113730	0.00000000	0.00000000	0.00000000	0.00000000	2.00113730	1,000.00000000
H	08163JBD5	1,000.00000000	0.00000000	1.07689475	0.92424271	8.55792669	0.00000000	0.00000000	1.07689475	1,000.00000000
RR	08163JBJ2	963.54138354	0.38770709	2.69531478	0.03581510	0.33410635	0.00000000	0.00000000	3.08302186	963.15367645
RR Interest	N/A	963.54138382	0.38770735	2.69531463	0.03581528	0.33410587	0.00000000	0.00000000	3.08302198	963.15367647
S	08163JBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163JBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163JAG9	952.65111513	0.00000000	0.87097425	0.00000000	0.00000000	0.00000000	0.00000000	0.87097425	952.14759894
X-B	08163JAH7	1,000.00000000	0.00000000	0.66410712	0.00000000	0.00000000	0.00000000	0.00000000	0.66410712	1,000.00000000
X-D	08163JAM6	1,000.00000000	0.00000000	1.16780418	0.00000000	0.00000000	0.00000000	0.00000000	1.16780418	1,000.00000000
X-F	08163JAP9	1,000.00000000	0.00000000	0.83333346	0.00000000	0.00000000	0.00000000	0.00000000	0.83333346	1,000.00000000
X-G	08163JAR5	1,000.00000000	0.00000000	0.83333302	0.00000000	0.00000000	0.00000000	0.00000000	0.83333302	1,000.00000000
X-H	08163JAT1	1,000.00000000	0.00000000	0.83333339	0.00000000	0.00000000	0.00000000	0.00000000	0.83333339	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	101,916.56	0.00	101,916.56	0.00	0.00	0.00	101,916.56	0.00
A-3	07/01/26 - 07/30/26	30	0.00	337,472.42	0.00	337,472.42	0.00	0.00	0.00	337,472.42	0.00
A-4	07/01/26 - 07/30/26	30	0.00	265,468.33	0.00	265,468.33	0.00	0.00	0.00	265,468.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	588,386.52	0.00	588,386.52	0.00	0.00	0.00	588,386.52	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	44,414.21	0.00	44,414.21	0.00	0.00	0.00	44,414.21	0.00
X-A	07/01/26 - 07/30/26	30	0.00	714,144.01	0.00	714,144.01	0.00	0.00	0.00	714,144.01	0.00
A-S	07/01/26 - 07/30/26	30	0.00	162,242.52	0.00	162,242.52	0.00	0.00	0.00	162,242.52	0.00
B	07/01/26 - 07/30/26	30	0.00	106,134.08	0.00	106,134.08	0.00	0.00	0.00	106,134.08	0.00
C	07/01/26 - 07/30/26	30	0.00	122,088.34	0.00	122,088.34	0.00	0.00	0.00	122,088.34	0.00
X-B	07/01/26 - 07/30/26	30	0.00	69,833.52	0.00	69,833.52	0.00	0.00	0.00	69,833.52	0.00
X-D	07/01/26 - 07/30/26	30	0.00	71,504.65	0.00	71,504.65	0.00	0.00	0.00	71,504.65	0.00
X-F	07/01/26 - 07/30/26	30	0.00	22,184.17	0.00	22,184.17	0.00	0.00	0.00	22,184.17	0.00
X-G	07/01/26 - 07/30/26	30	0.00	8,873.33	0.00	8,873.33	0.00	0.00	0.00	8,873.33	0.00
X-H	07/01/26 - 07/30/26	30	0.00	34,386.65	0.00	34,386.65	0.00	0.00	0.00	34,386.65	0.00
D	07/01/26 - 07/30/26	30	0.00	55,461.67	0.00	55,461.67	0.00	0.00	0.00	55,461.67	0.00
E	07/01/26 - 07/30/26	30	0.00	46,588.33	0.00	46,588.33	0.00	0.00	0.00	46,588.33	0.00
F	07/01/26 - 07/30/26	30	0.00	53,272.28	0.00	53,272.28	0.00	0.00	0.00	53,272.28	0.00
G	07/01/26 - 07/30/26	30	0.00	21,308.11	0.00	21,308.11	0.00	0.00	0.00	21,308.11	0.00
H	07/01/26 - 07/30/26	30	314,367.07	82,574.89	0.00	82,574.89	38,137.93	0.00	0.00	44,436.96	353,134.09
RR	07/01/26 - 07/30/26	30	8,893.52	81,659.15	0.00	81,659.15	1,070.85	0.00	0.00	80,588.30	9,989.58
RR Interest	07/01/26 - 07/30/26	30	7,776.93	71,406.88	0.00	71,406.88	936.41	0.00	0.00	70,470.47	8,735.38
Totals			331,037.52	3,061,320.62	0.00	3,061,320.62	40,145.19	0.00	0.00	3,021,175.43	371,859.05

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	3,455,756.02
Non-VRR Available Funds	3,282,968.24
VRR Available Funds	172,787.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,074,813.90	Master Servicing Fee	5,253.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,389.29
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	465.01
ARD Interest	0.00	Operating Advisor Fee	1,181.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.61
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,074,813.90	Total Fees	13,493.27

Principal		Expenses/Reimbursements
Scheduled Principal	434,580.59	Reimbursement for Interest on Advances	(56.41)
Unscheduled Principal Collections		ASER Amount	8,564.11
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,637.49
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	434,580.59	Total Expenses/Reimbursements	40,145.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,021,175.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	434,580.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,455,756.02
Total Funds Collected	3,509,394.49	Total Funds Distributed	3,509,394.48

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,080,032,500.87	1,080,032,500.87	Beginning Certificate Balance	1,080,032,500.17
(-) Scheduled Principal Collections	434,580.59	434,580.59	(-) Principal Distributions	434,580.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,079,597,920.28	1,079,597,920.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,080,736,666.23	1,080,736,666.23	Ending Certificate Balance	1,079,597,919.58
Ending Actual Collateral Balance	1,080,300,745.28	1,080,300,745.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.70)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.70)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	18	113,582,024.31	10.52%	49	3.7034	2.049269	Less than 1.5100000	4	59,334,886.65	5.50%	61	3.8384	1.088156
10,000,000 to $19,999,999	13	179,393,306.64	16.62%	56	3.2605	2.922782	1.5100000 to 1.700000	8	100,844,600.49	9.34%	44	3.9165	1.599469
20,000,000 to 29,999,999	16	366,464,491.22	33.94%	46	3.4211	2.512545	1.7100000 to 2.000000	10	178,726,646.52	16.55%	27	2.9854	1.812678
30,000,000 to 49,999,999	6	210,158,098.11	19.47%	54	3.1797	2.541489	2.0100000 to 2.500000	14	316,190,786.62	29.29%	53	3.3779	2.163399
50,000,000 or 99,999,999	4	210,000,000.00	19.45%	51	3.0554	3.134286	2.5100000 to 3.000000	9	184,624,000.00	17.10%	58	3.4405	2.786752
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.010000 to 4.00000	2	34,577,000.00	3.20%	62	3.3894	3.224811
Totals	57	1,079,597,920.28	100.00%	51	3.3060	2.658546	4.100000 or greater	10	205,300,000.00	19.02%	59	2.8856	4.920950
							Totals	57	1,079,597,920.28	100.00%	51	3.3060	2.658546
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	5	106,661,096.69	9.88%	59	2.9453	3.923682	South Carolina	1	4,472,578.14	0.41%	61	3.7900	1.810000
Arkansas	1	6,320,000.00	0.59%	61	3.3000	1.880000	Tennessee	1	26,352,980.62	2.44%	60	4.0900	1.370000
California	4	130,960,000.00	12.13%	57	3.1037	2.324024	Texas	5	174,971,106.67	16.21%	61	3.3472	3.618599
Colorado	2	6,103,200.57	0.57%	60	3.6447	2.270582	Virginia	3	12,000,000.00	1.11%	61	2.9500	4.320000
Connecticut	2	8,000,000.00	0.74%	61	2.9500	4.320000	Washington	1	6,810,000.00	0.63%	60	3.4500	2.790000
Florida	1	5,475,000.00	0.51%	61	3.3000	1.520000	Wisconsin	6	11,273,248.33	1.04%	27	3.0943	1.950460
Georgia	5	14,150,530.35	1.31%	61	3.9384	1.696612	Totals	88	1,079,597,920.28	100.00%	51	3.3060	2.658546
Illinois	10	26,640,713.80	2.47%	56	3.3245	2.415585
									Property Type³
Indiana	1	404,661.42	0.04%	59	3.1650	2.770000
Iowa	2	12,401,151.27	1.15%	60	3.3807	2.146792		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	11,026,282.33	1.02%	60	3.9286	1.846741		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	3	1,305,565.54	0.12%	59	3.1650	2.770000	Industrial	7	85,006,980.62	7.87%	55	3.7743	2.247848
Maryland	2	4,348,687.48	0.40%	32	3.1065	2.090887	Lodging	2	17,273,884.11	1.60%	60	4.1398	1.628125
Massachusetts	1	4,174,364.84	0.39%	25	3.0900	1.900000	Mixed Use	5	150,382,588.40	13.93%	49	3.2487	3.339835
Michigan	1	6,880,821.16	0.64%	25	3.0900	1.900000	Multi-Family	9	187,691,312.38	17.39%	56	3.5546	2.231513
Missouri	1	12,500,000.00	1.16%	62	3.4400	2.070000	Office	8	255,654,221.32	23.68%	42	2.9384	2.141324
Nebraska	1	12,222,174.64	1.13%	61	4.1500	1.510000	Other	1	25,000,000.00	2.32%	61	2.2950	5.070000
New Jersey	3	19,169,387.16	1.78%	35	3.7886	2.040159	Retail	48	327,231,641.09	30.31%	51	3.3865	2.910427
New York	10	319,872,967.76	29.63%	42	3.1730	2.438584	Self Storage	8	31,357,292.37	2.90%	61	3.3270	3.294067
North Carolina	4	41,625,953.06	3.86%	19	3.6195	2.266070	Totals	88	1,079,597,920.28	100.00%	51	3.3060	2.658546
North Dakota	1	5,587,588.40	0.52%	60	3.4500	2.080000
Ohio	2	2,462,453.50	0.23%	60	3.3246	1.300773
Oklahoma	2	7,718,225.79	0.71%	60	3.4135	2.787439
Pennsylvania	4	56,207,180.78	5.21%	55	3.6506	1.689195
Rhode Island	1	21,500,000.00	1.99%	25	4.0000	2.290000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000 or less	14	344,200,000.00	31.88%	48	2.8066	2.937809	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001 to 3.250	6	175,743,098.11	16.28%	52	3.1452	3.591692	13 months or greater	57	1,079,597,920.28	100.00%	51	3.3060	2.658546
	3.251 to 3.500	14	214,980,544.76	19.91%	59	3.4300	2.651303	Totals	57	1,079,597,920.28	100.00%	51	3.3060	2.658546
	3.501 to 3.750	12	193,302,970.60	17.91%	50	3.6187	2.038291
	3.751 to 4.000	3	50,483,523.48	4.68%	46	3.8836	2.138265
	4.001 or greater	8	100,887,783.33	9.34%	38	4.1377	1.544472
	Totals	57	1,079,597,920.28	100.00%	51	3.3060	2.658546
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	57	1,079,597,920.28	100.00%	51	3.3060	2.658546	Interest Only	41	822,576,000.00	76.19%	51	3.1888	2.930901
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	299 or Less	3	41,575,004.09	3.85%	60	3.8788	1.541895
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 or greater	13	215,446,916.19	19.96%	47	3.6431	1.834174
	Totals	57	1,079,597,920.28	100.00%	51	3.3060	2.658546	Totals	57	1,079,597,920.28	100.00%	51	3.3060	2.658546
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	55	1,028,991,607.90	95.31%	50	3.2892	2.726168			No outstanding loans in this group
	13 months to 24 months	2	50,606,312.38	4.69%	61	3.6469	1.283560
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	1,079,597,920.28	100.00%	51	3.3060	2.658546
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-C-4	30320125	OF	New York	NY	Actual/360	2.725%	117,312.13	0.00	0.00	N/A	08/06/28	--	50,000,000.00	50,000,000.00	08/06/26
1A-1-C-7	30320126				Actual/360	2.725%	46,924.85	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	08/06/26
1A-1-C-8	30320127				Actual/360	2.725%	5,522.75	0.00	0.00	N/A	08/06/28	--	2,353,868.00	2,353,868.00	08/06/26
1A-2-C-2	30320128				Actual/360	2.725%	46,924.85	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	08/06/26
1A-2-C-3	30320129				Actual/360	2.725%	46,094.59	0.00	0.00	N/A	08/06/28	--	19,646,132.00	19,646,132.00	08/06/26
2A-1-C1	30320130	OF	San Jose	CA	Actual/360	2.970%	153,450.00	0.00	0.00	08/01/31	11/01/34	--	60,000,000.00	60,000,000.00	08/01/26
2A-1-C2	30320131				Actual/360	2.970%	98,975.25	0.00	0.00	08/01/31	11/01/34	--	38,700,000.00	38,700,000.00	08/01/26
3A1	30320009	MU	Tempe	AZ	Actual/360	2.840%	79,480.56	0.00	0.00	N/A	08/06/31	--	32,500,000.00	32,500,000.00	08/06/26
3A3	30320011				Actual/360	2.840%	48,911.11	0.00	0.00	N/A	08/06/31	--	20,000,000.00	20,000,000.00	08/06/26
3A4	30320012				Actual/360	2.840%	36,683.33	0.00	0.00	N/A	08/06/31	--	15,000,000.00	15,000,000.00	08/06/26
3A5	30320013				Actual/360	2.840%	26,901.11	0.00	0.00	N/A	08/06/31	--	11,000,000.00	11,000,000.00	08/06/26
3A6	30320014				Actual/360	2.840%	24,455.56	0.00	0.00	N/A	08/06/31	--	10,000,000.00	10,000,000.00	08/06/26
4A1	30507213	MF	New York	NY	Actual/360	3.450%	148,541.67	0.00	0.00	N/A	08/06/31	--	50,000,000.00	50,000,000.00	04/06/26
4A2	30507578				Actual/360	3.450%	89,125.00	0.00	0.00	N/A	08/06/31	--	30,000,000.00	30,000,000.00	04/06/26
5A-3-1	30320132	RT	Austin	TX	Actual/360	3.094%	133,213.89	0.00	0.00	N/A	07/01/31	--	50,000,000.00	50,000,000.00	08/01/26
5A-3-3	30320133				Actual/360	3.094%	37,299.89	0.00	0.00	N/A	07/01/31	--	14,000,000.00	14,000,000.00	08/01/26
6	30507766	RT	Various	Various	Actual/360	3.090%	101,680.29	75,604.72	0.00	N/A	09/06/28	--	38,213,702.83	38,138,098.11	08/06/26
7	30507763	RT	Grand Prairie	TX	Actual/360	3.250%	114,239.31	0.00	0.00	N/A	10/01/31	--	40,820,000.00	40,820,000.00	08/01/26
8	30507607	IN	Chattanooga	TN	Actual/360	4.090%	93,050.86	67,327.63	0.00	N/A	08/06/31	--	26,420,308.25	26,352,980.62	08/06/26
9A2	30507624	RT	College Point	NY	Actual/360	3.566%	92,121.67	0.00	0.00	N/A	07/06/31	--	30,000,000.00	30,000,000.00	08/06/26
10	30530160	MF	Philadelphia	PA	Actual/360	3.560%	80,372.82	50,823.36	0.00	N/A	09/06/31	--	26,218,029.07	26,167,205.71	06/06/26
11	30320134	RT	Charlotte	NC	Actual/360	3.630%	84,316.11	45,738.73	0.00	N/A	09/06/26	--	26,973,961.88	26,928,223.15	08/06/26
12	30507656	MU	Bronx	NY	Actual/360	4.120%	98,273.44	0.00	0.00	N/A	09/06/26	--	27,700,000.00	27,700,000.00	08/06/26
13	30320135	MF	Pasadena	TX	Actual/360	3.740%	78,855.75	46,032.30	0.00	N/A	09/06/31	--	24,485,138.97	24,439,106.67	08/06/25
14	30530164	98	New York	NY	Actual/360	2.295%	49,406.25	0.00	0.00	09/06/31	09/06/33	09/06/31	25,000,000.00	25,000,000.00	08/06/26
15	30507775	IN	Houston	TX	Actual/360	3.650%	75,071.88	0.00	0.00	N/A	09/06/31	--	23,885,000.00	23,885,000.00	08/06/26
16	30507652	RT	Various	PA	Actual/360	3.800%	68,320.16	38,850.03	0.00	N/A	09/01/31	--	20,878,825.10	20,839,975.07	08/01/26
17	30507764	RT	Midlothian	TX	Actual/360	3.500%	65,784.15	0.00	0.00	N/A	10/01/31	--	21,827,000.00	21,827,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	30507544	IN	Various	Various	Actual/360	3.450%	64,734.46	0.00	0.00	N/A	08/06/31	--	21,790,000.00	21,790,000.00	08/06/26
19	30507735	MF	Pawtucket	RI	Actual/360	4.000%	74,055.56	0.00	0.00	N/A	09/01/28	--	21,500,000.00	21,500,000.00	08/01/26
20A2	30507648	Various Various		Various	Actual/360	3.165%	54,603.72	0.00	0.00	N/A	07/01/31	--	20,035,000.00	20,035,000.00	08/01/26
21	30507679	SS	Various	Various	Actual/360	2.950%	50,805.56	0.00	0.00	N/A	09/06/31	--	20,000,000.00	20,000,000.00	08/06/26
23	30507783	RT	Sacramento	CA	Actual/360	3.280%	52,139.24	0.00	0.00	N/A	09/11/31	--	18,460,000.00	18,460,000.00	08/11/26
24	30507767	MU	Brooklyn	NY	Actual/360	3.630%	56,265.00	0.00	0.00	N/A	09/06/31	--	18,000,000.00	18,000,000.00	08/06/26
25	30507698	RT	Lincoln	NE	Actual/360	4.150%	43,753.89	21,432.57	0.00	N/A	09/06/31	--	12,243,607.21	12,222,174.64	08/06/26
26	30507610	OF	Chicago	IL	Actual/360	3.500%	40,175.14	0.00	0.00	N/A	08/01/31	--	13,330,000.00	13,330,000.00	08/01/26
27	30507654	OF	Sunnyside	NY	Actual/360	3.200%	35,133.33	0.00	0.00	N/A	09/06/31	--	12,750,000.00	12,750,000.00	08/06/26
28	30507751	RT	Lees Summit	MO	Actual/360	3.440%	37,027.78	0.00	0.00	N/A	10/01/31	--	12,500,000.00	12,500,000.00	08/01/26
29	30530162	MF	Waukee	IA	Actual/360	3.390%	34,708.89	0.00	0.00	N/A	08/06/31	--	11,890,000.00	11,890,000.00	08/06/26
30	30507640	RT	Phoenix	AZ	Actual/360	3.550%	29,509.52	18,837.40	0.00	N/A	08/06/31	--	9,653,272.47	9,634,435.07	08/06/26
31	30507575	MU	Mahwah	NJ	Actual/360	3.630%	33,118.20	0.00	0.00	N/A	08/06/31	--	10,595,000.00	10,595,000.00	06/06/26
32	30507638	LO	Bowling Green	KY	Actual/360	4.050%	33,236.30	15,994.69	0.00	N/A	08/06/31	--	9,530,121.18	9,514,126.49	08/06/26
33	30530163	OF	Bristol	PA	Actual/360	3.570%	28,282.33	0.00	0.00	N/A	09/06/28	--	9,200,000.00	9,200,000.00	08/06/26
34	30507723	LO	Atlanta	GA	Actual/360	4.250%	28,447.48	13,367.41	0.00	N/A	09/01/31	--	7,773,125.03	7,759,757.62	08/01/26
35	30507653	SS	Various	Various	Actual/360	3.790%	26,618.63	12,641.09	0.00	N/A	09/06/31	--	8,156,189.50	8,143,548.41	08/06/26
36	30507657	IN	North Bergen	NJ	Actual/360	4.030%	28,196.01	0.00	0.00	N/A	09/06/26	--	8,125,000.00	8,125,000.00	08/06/26
37	30507699	OF	Westlake Village	CA	Actual/360	3.420%	22,971.00	0.00	0.00	N/A	09/06/28	--	7,800,000.00	7,800,000.00	08/06/26
38	30507617	MU	Minot	ND	Actual/360	3.450%	16,645.91	15,521.40	0.00	N/A	08/06/31	--	5,603,109.80	5,587,588.40	08/06/26
39	30507700	MF	New York	NY	Actual/360	3.450%	19,013.33	0.00	0.00	N/A	09/06/31	--	6,400,000.00	6,400,000.00	08/06/26
40	30320136	MF	Little Rock	AR	Actual/360	3.300%	17,959.33	0.00	0.00	N/A	09/06/31	--	6,320,000.00	6,320,000.00	08/06/26
41	30320137	RT	Los Angeles	CA	Actual/360	4.350%	22,475.00	0.00	0.00	N/A	03/06/30	--	6,000,000.00	6,000,000.00	08/06/26
42	30507733	MF	Bronx	NY	Actual/360	3.510%	16,623.75	0.00	0.00	N/A	09/06/31	--	5,500,000.00	5,500,000.00	08/06/26
43	30320138	MF	Pensacola	FL	Actual/360	3.300%	15,558.13	0.00	0.00	N/A	09/06/31	--	5,475,000.00	5,475,000.00	08/06/26
44	30507616	IN	Greeley	CO	Actual/360	3.700%	15,465.38	0.00	0.00	N/A	08/06/31	--	4,854,000.00	4,854,000.00	08/06/26
45	30507730	RT	Maricopa	AZ	Actual/360	3.640%	12,851.22	0.00	0.00	N/A	09/06/31	--	4,100,000.00	4,100,000.00	08/06/26
46	30507727	RT	Various	Various	Actual/360	3.430%	10,656.94	7,148.91	0.00	N/A	09/06/31	--	3,608,105.27	3,600,956.36	08/06/26

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Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
47	30507781	SS	Fayetteville	NC	Actual/360	4.500%	12,473.64	5,260.35	0.00 N/A	10/06/31	--	3,219,004.31	3,213,743.96	01/06/26
Totals							3,074,813.90	434,580.59	0.00			1,080,032,500.87	1,079,597,920.28
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C-4	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C-7	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C-8	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-2	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-3	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-C1	26,801,473.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-C2	26,801,473.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	12,884,023.67	3,896,210.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	12,884,023.67	3,896,210.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	12,884,023.67	3,896,210.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A5	12,884,023.67	3,896,210.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A6	12,884,023.67	3,896,210.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	13,397,955.17	0.00	--	--	--	0.00	0.00	148,052.56	584,159.72	353,380.80	0.00
4A2	13,397,955.17	0.00	--	--	--	0.00	0.00	88,831.53	350,495.84	0.00	0.00
5A-3-1	40,397,211.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3-3	40,397,211.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,998,268.85	4,035,465.10	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,837,068.47	711,593.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,009,308.26	705,655.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	10,907,443.36	1,499,906.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,549,079.90	0.00	--	--	06/11/26	3,973,933.55	23,954.82	130,939.71	238,326.37	5,009.39	0.00
11	3,964,775.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,901,868.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	07/13/26	1,689,321.86	30,665.34	119,211.61	1,467,364.04	378,679.97	0.00
14	2,965,241.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,387,528.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,052,911.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,516,327.60	2,529,635.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	2,147,799.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,030,865.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A2	4,230,722.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,605,935.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,630,638.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,482,878.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,292,425.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,084,189.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,469,337.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	957,913.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	880,985.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,038,979.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	866,166.18	0.00	--	--	--	0.00	0.00	33,014.56	65,123.20	6,887.70	0.00
32	1,064,494.47	1,184,025.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	945,708.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	860,132.64	891,989.08	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	26,856.65	0.00
35	871,571.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	718,878.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,181,179.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	855,028.22	892,528.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	590,509.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	255,930.08	101,012.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	537,074.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	406,635.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	387,374.82	75,349.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	527,412.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	325,098.87	259,177.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	121,944.41	103,695.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
47	164,319.80	0.00	--	--	06/11/26	807,466.04	9,280.69	14,575.31	114,809.61	0.00	0.00
Totals	545,301,895.16	32,471,088.24				6,470,721.45	63,900.85	534,625.28	2,820,278.78	770,814.51	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	2	36,762,205.71	0	0.00	4	107,652,850.63	0	0.00	1	24,439,106.67	0	0.00	0	0.00	0	0.00	3.305998%	3.291490%	51
07/17/26	0	0.00	3	106,218,029.07	2	27,704,143.28	0	0.00	1	24,485,138.97	0	0.00	0	0.00	0	0.00	3.306152%	3.291644%	52
06/17/26	2	80,000,000.00	0	0.00	3	54,029,497.06	0	0.00	1	24,533,564.08	0	0.00	0	0.00	0	0.00	3.306314%	3.291805%	53
05/15/26	1	26,557,243.98	1	26,321,792.36	2	27,809,157.30	0	0.00	1	24,579,293.15	0	0.00	0	0.00	0	0.00	3.306466%	3.291958%	54
04/17/26	0	0.00	2	29,610,208.62	1	24,627,425.72	0	0.00	1	24,627,425.72	0	0.00	0	0.00	0	0.00	3.306627%	3.292119%	55
03/17/26	2	29,665,574.20	0	0.00	1	24,672,853.47	0	0.00	1	24,672,853.47	0	0.00	0	0.00	1	19,500,000.00	3.306778%	3.292270%	56
02/18/26	1	26,482,800.80	0	0.00	1	24,725,816.87	0	0.00	1	24,725,816.87	0	0.00	0	0.00	0	0.00	3.315946%	3.301494%	56
01/16/26	1	26,532,659.64	0	0.00	1	24,770,928.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.316090%	3.301637%	57
12/17/25	1	26,582,366.10	0	0.00	1	24,815,895.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.316233%	3.301780%	58
11/18/25	1	26,634,546.46	1	24,863,293.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.316384%	3.301931%	59
10/20/25	1	27,033,597.18	1	24,907,963.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.316526%	3.302073%	60
09/17/25	0	0.00	0	0.00	1	24,955,075.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.316675%	3.302223%	61
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4A1	30507213	04/06/26	3	3	148,052.56	584,159.72	413,403.62	50,000,000.00	05/12/26	98
4A2	30507578	04/06/26	3	3	88,831.53	350,495.84	0.00	30,000,000.00	05/12/26	98
10	30530160	06/06/26	1	1	130,939.71	238,326.37	263,570.44	26,271,287.10	08/26/24	2
13	30320135	08/06/25	11	6	119,211.61	1,467,364.04	1,588,261.27	24,999,451.20	07/07/25	7			02/03/26
31	30507575	06/06/26	1	1	33,014.56	65,123.20	10,387.70	10,595,000.00
47	30507781	01/06/26	6	6	14,575.31	114,809.61	28,480.50	3,252,143.04	02/25/26	3	02/06/26
Totals					534,625.28	2,820,278.78	2,304,103.53	145,117,881.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		62,753,223	62,753,223	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		112,000,000	112,000,000	0		0
25 - 36 Months		76,638,098	76,638,098	0		0
37 - 48 Months		6,000,000	6,000,000	0		0
49 - 60 Months		396,083,131	305,488,131	90,595,000		0
> 60 Months		426,123,468	372,303,412	29,380,950		24,439,107

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,079,597,920	935,182,864	36,762,206	0	83,213,744	24,439,107
Jul-26	1,080,032,501	946,110,329	0	106,218,029	3,219,004	24,485,139
Jun-26	1,080,488,516	946,459,019	80,000,000	0	29,495,933	24,533,564
May-26	1,080,920,277	1,000,232,083	26,557,244	26,321,792	3,229,864	24,579,293
Apr-26	1,081,373,571	1,027,135,937	0	29,610,209	0	24,627,426
Mar-26	1,081,802,529	1,027,464,102	29,665,574	0	0	24,672,853
Feb-26	1,101,799,116	1,050,590,498	26,482,801	0	0	24,725,817
Jan-26	1,102,225,143	1,050,921,554	26,532,660	0	24,770,929	0
Dec-25	1,102,649,821	1,051,251,559	26,582,366	0	24,815,896	0
Nov-25	1,103,096,283	1,051,598,443	26,634,546	24,863,293	0	0
Oct-25	1,103,518,203	1,051,576,642	27,033,597	24,907,964	0	0
Sep-25	1,103,962,004	1,079,006,929	0	0	24,955,075	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4A1	30507213	50,000,000.00	50,000,000.00	217,000,000.00	04/06/21	13,304,708.17	2.89000	12/31/25	08/06/31	I/O
4A2	30507578	30,000,000.00	30,000,000.00	217,000,000.00	04/06/21	13,304,708.17	2.89000	12/31/25	08/06/31	I/O
10	30530160	26,167,205.71	26,271,287.10	24,975,000.00	03/02/26	1,517,046.90	0.96000	06/30/25	09/06/31	300
13	30320135	24,439,106.67	24,999,451.20	27,500,000.00	04/02/26	2,445,839.56	1.63000	12/31/24	09/06/31	300
47	30507781	3,213,743.96	3,252,143.04	7,200,000.00	06/08/21	141,675.80	0.67000	09/30/25	10/06/31	300
Totals		133,820,056.34	134,522,881.34	493,675,000.00		30,713,978.60

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4A1	30507213	MF	NY	05/12/26	98

8/10/2026 - The Loan transferred to Special Servicing on 5/13/2026 for imminent default due to cash flow concerns following the Borrower''s termination of Sonder''s lease of all 345 units. Lender subsequently sent a Pre Negotiation Letter and a

Notice of Default. Lender and Borrower have begun discussing potential resolutions for the Property. Borrower retained a representative who submitted an initial proposal, to which Lender provided feedback. Discussions remain ongoing. Lender

	has engaged counsel to dual-track enforcement of remedies.

4A2	30507578	Various	Various	05/12/26	98

8/10/2026 - The Loan transferred to Special Servicing on 5/13/2026 for imminent default due to cash flow concerns following the Borrower''s termination of Sonder''s lease of all 345 units. Lender subsequently sent a Pre Negotiation Letter and a

Notice of Default. Lender and Borrower have begun discussing potential resolutions for the Property. Borrower retained a representative who submitted an initial proposal, to which Lender provided feedback. Discussions remain ongoing. Lender

	has engaged counsel to dual-track enforcement of remedies.

10	30530160	MF	PA	08/26/24	2

8/10/2026 - Loan transferred to the Special Servicer on 8/26/2024 due to various ongoing defaults (Guarantor voluntary Bankruptcy Ch 11 filing and a Sequestrator appointed in favor of Shin Da Enterprises at the Property). Collateral consists of a

9- story, 95-unit (incl. 3 units leased to So Suite Inc. for short-term rentals), multifamily complex located in the Callowhill submarket of Philadelphia. NOI/DSCR/Occ/DY: YE 12/25 $1.45MM/0.92x/93.1%/5.47%. Requested updated financials from the Borrower The Court has granted Lender''s motion for summary judgement on liability only; still waiting on the Cour''s decision on the amount of damages. In the meantime, still in discussions with the Borrower on terms to reinstate the loan.

13	30320135	MF	TX	07/07/25	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

47	30507781	SS	NC	02/25/26	3
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4A1	0.00	0.00	10,763.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A2	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,644.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,271.11	0.00	0.00	5,436.92	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	17.48	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(73.89)	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	3,127.19	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,637.49	0.00	0.00	8,564.11	0.00	0.00	(56.41)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		40,145.19

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Supplemental Notes
None

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